Income Taxes Income Taxes	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes

We are structured as a master limited partnership with sufficient qualifying income, which is a pass-through entity for federal income tax purposes. We owned a corporation that filed its own federal, foreign and state corporate income tax returns. During the year ended December 31, 2016, we elected to convert the corporation to a limited liability company for federal income tax purposes. The income tax (expense) benefit related to this corporation is included in our income tax (expense) benefit, along with state and local taxes of the limited liability entities.

Income tax (expense) benefit consists of the following:

	Year Ended December 31,
	2016	2015	2014
	(Millions)
Current:
Federal income tax expense	$(19)	$—	$—
State income tax expense	(2)	—	(2)
Deferred:
Federal income tax (expense) benefit	(22)	97	—
State income tax (expense) benefit	(3)	5	(9)
Total income tax (expense) benefit	$(46)	$102	$(11)

Deferred income tax assets and liabilities consisted of the following:

	December 31,
	2016	2015
	(Millions)
Deferred income tax assets:
Net operating loss	$—	$58
Total deferred income tax assets	—	58
Deferred income tax liabilities:
Property, plant and equipment and intangibles - federal	—	(35)
Property, plant and equipment and intangibles - state	(28)	(26)
Total deferred income tax liabilities	(28)	(61)
Net deferred income tax liabilities	(28)	(3)

Deferred income tax assets, net - noncurrent	—	23
Deferred income tax liabilities, net - noncurrent	(28)	(26)
Net deferred income tax liabilities	$(28)	$(3)

The state deferred tax liabilities are primarily associated with Texas franchise taxes. During the year ended December 31, 2016, we recorded a reduction to our net federal deferred tax asset of $58 million resulting from the conversion of our corporation to a limited liability company.

As of December 31 2015, our federal net operating losses were $163 million. The net operating losses were fully utilized upon the conversion of our corporation to a limited liability company during the year ended December 31, 2016.